Property and Equipment (Tables) - Wilco Holdco Inc	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Property and Equipment

Property and equipment consisted of the following at March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021	December 31, 2020
Equipment	$33,376	$32,978
Furniture and fixtures	17,332	17,247
Leasehold improvements	165,242	162,853
Automobiles	19	19
Computer equipment and software	79,003	77,390
Construction-in-progress	11,135	9,594

	306,107	300,081
Accumulated depreciation and amortization	(171,655)	(162,907)

Property and equipment, net	$134,452	$137,174

Property and equipment consisted of the following at December 31, 2020 and 2019 (in thousands):

	2020	2019
Equipment	$32,978	$31,452
Furniture and fixtures	17,247	17,018
Leasehold improvements	162,853	153,733
Automobiles	19	127
Computer equipment and software	77,390	68,804
Construction-in-progress	9,594	9,808

	300,081	280,942
Accumulated depreciation and amortization	(162,907)	(125,547)

Property and equipment, net	$137,174	$155,395

Schedule of Depreciation Expense

The following table presents the amount of depreciation expense recorded in rent, clinic supplies, contract labor and other and selling, general and administrative expenses in the Company’s consolidated condensed statements of operations and comprehensive income (loss) for the periods indicated below (in thousands):

	Three Months Ended
	March 31, 2021	March 31, 2020
Rent, clinic supplies, contract labor and other	$6,506	$6,371
Selling, general and administrative expenses	3,058	3,568

Total depreciation expense	$9,564	$9,939

The following table presents the amount of depreciation expense recorded in rent, clinic supplies, contract labor and other and selling, general and administrative expenses in the Company’s consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	2020	2019	2018
Rent, clinic supplies, contract labor and other	$25,409	$25,007	$25,653
Selling, general and administrative expenses	14,101	15,112	13,437

Total depreciation expense	$39,510	$40,119	$39,090